Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of Repurchase Agreements [Abstract]
Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged

	March 31, 2021
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥6,006	¥16,888	¥1,973	¥1,933	¥26,800
Payables under securities lending transactions	789	26	28	—	843
Obligations to return securities received as collateral	5,607	278	528	169	6,582
Total	¥12,402	¥17,192	¥2,529	¥2,102	¥34,225

	March 31, 2022
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥6,703	¥17,050	¥3,934	¥2,030	¥29,717
Payables under securities lending transactions	972	95	29	1	1,097
Obligations to return securities received as collateral	5,782	450	437	157	6,826
Total	¥13,457	¥17,595	¥4,400	¥2,188	¥37,640

Secured Borrowing by the Class of Collateral Pledged
Secured borrowing by the class of collateral pledged at March 31, 2021 and 2022 was as follows:

	March 31, 2021
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥7,754	¥104	¥4,022	¥11,880
Foreign government and official institution bonds	13,914	17	738	14,669
Corporate bonds	702	1	214	917
Residential mortgage-backed securities	3,729	—	—	3,729
Other debt securities	218	—	5	223
Marketable equity securities	462	721	1,603	2,786
Other	21	—	—	21
Total	¥26,800	¥843	¥6,582	¥34,225

	March 31, 2022
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥7,486	¥359	¥4,199	¥12,044
Foreign government and official institution bonds	14,116	11	1,017	15,144
Corporate bonds	745	68	330	1,143
Residential mortgage-backed securities	6,720	1	—	6,721
Other debt securities	276	—	2	278
Marketable equity securities	360	641	1,278	2,279
Other	14	17	—	31
Total	¥29,717	¥1,097	¥6,826	¥37,640